Business Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Geographical Distribution of Revenues and Assets based on the Location of the Office	The following tables set forth the geographical distribution of revenues and assets based on the location of the office that generates the revenues or holds the assets and therefore may not be indicative of the geography in which the Company’s clients are located.

	Year Ended December 31,
	2021	2020	2019
Revenues
United States	$659,947	$387,038	$446,320
International	141,715	131,948	86,977
Total	$801,662	$518,986	$533,297

	December 31,
	2021	2020
Assets
United States	$552,865	$406,884
International	165,462	136,069
Total	$718,327	$542,953